Employee Benefit Plans - Other Changes in Plan Assets and Benefit Obligations Recognized in Accumulated Other Comprehensive (Income) Loss (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Pension Plan, Defined Benefit
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Net loss (gain)	$ 22	$ 755
Amortization of prior service cost	0	0
Amortization of net obligation at transition	0	0
Total recognized in other comprehensive loss/(income)	22	755
Total recognized in net periodic benefit cost and other comprehensive loss/(income)	33	732
Other Postretirement Benefit Plan, Defined Benefit
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Net loss (gain)	(147)	130
Amortization of prior service cost	0	0
Amortization of net obligation at transition	0	0
Total recognized in other comprehensive loss/(income)	(147)	130
Total recognized in net periodic benefit cost and other comprehensive loss/(income)	$ (94)	$ 175